Material Accounting Policies - Schedule of Currency Exchange Rate Used in Consolidated Financial Statements (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Currency Exchange Rate Used in Consolidated Financial Statements [Abstract]
End of the period	0.2449	4.2127	0.2464
Average rate	0.2511	4.3561	0.2336